Minimum Rental due in Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Operating Leases [Line Items]
2013	$ 729
2014	853
2015	759
2016	533
2017	496
Thereafter	1,419
Total	$ 4,789